LONG-TERM BANK LOANS AND BORROWINGS - Other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Current maturities	Rp (9,690)		Rp (9,350)
Long-term portion	36,319	$ 2,548	30,561
PT Sarana Multi Infrastruktur
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings	2,609		3,652
Unamortized debt issuance cost	(4)		(7)
Total loans and other borrowings	2,605		3,645
Current maturities	(1,041)		(1,040)
Long-term portion	Rp 1,564		Rp 2,605